Supplemental Financial Information - Earnings Per Share (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Earnings Per Share [Line Items]
Anti-dilutive securities excluded from computation of earning per share amount	32,394,794	27,789,634	24,350,650